Other Expense By Nature (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Cost And Expenses By Nature [Abstract]
Summary of Other Miscellaneous Operating Expenses

Other miscellaneous operating expenses for the years ended December 31, 2021, 2020 and 2019, are as follows:

	For the years ended December 31,
Other expenses	2021	2020	2019
	ThUS$	ThUS$	ThUS$
Professional, outsourced and other services	(563,796)	(473,655)	(518,101)
Administrative expenses	(101,574)	(99,813)	(106,433)
Repairs and maintenance	(195,566)	(232,305)	(253,036)
Indemnities and fines	(5,162)	(8,886)	(11,535)
Taxes and charges	(28,648)	(24,470)	(25,673)
Insurance premiums	(52,198)	(39,525)	(38,755)
Leases and rental costs	(2,728)	(10,641)	(10,341)
Public relations and advertising	(12,049)	(9,175)	(11,811)
Other supplies and services	(151,588)	(161,673)	(155,940)
Travel expenses	(4,133)	(2,892)	(16,324)
Environmental expenses	(1,790)	(2,243)	(2,760)
Total	(1,119,232)	(1,065,278)	(1,150,709)